Consolidated Statements of Cash Flows, Direct - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Types of collection from operating activities
Collections from the sale of goods and services	$ 3,147,019,752	$ 3,234,555,814	$ 3,049,501,263
Collections from premiums and services, annual payments, and other obligations from policies held	6,808,382	3,941,414	1,575,093
Other collections from operating activities	15,216,737	3,764,294	4,399,898
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(2,068,346,327)	(2,119,032,266)	(2,069,604,155)
Payments to and on behalf of employees	(128,787,065)	(128,828,942)	(132,245,067)
Payments on premiums and services, annual payments, and other obligations from policies held	(15,466,609)	(17,236,985)	(7,547,854)
Other payments for operating activities	(130,403,003)	(232,754,099)	(123,833,216)
Income taxes paid	(183,022,750)	(125,565,819)	(134,275,698)
Other outflows of cash, net	(7,405,397)	(4,158,555)	(11,438,737)
Net cash flows from operating activities	635,613,720	614,684,856	576,531,527
Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses, net		3,003	6,639,653
Other collections from the sale of equity or debt instruments belonging to other entities	115,582,806	134,925,825
Other payments to acquire stakes in joint ventures	(1,943,100)	(2,346,000)	(2,550,000)
Loans to related companies	(161,363,897)	(72,633,744)
Proceeds from the sale of property, plant and equipment	4,428,995	15,272,996	29,853
Purchases of property, plant and equipment	(266,029,921)	(222,385,600)	(309,503,337)
Proceeds from the sale of the other long-term assets			1,729,727
Payments for future, forward, option and swap contracts	(7,808,837)	(8,044,017)	(6,143,222)
Collections from future, forward, option and swap contracts	835,105	3,744,080	186,522
Collections from related companies	161,363,898	72,855,009
Dividends received	879,884	8,682,136	10,163,153
Interest received	7,589,290	6,437,720	2,706,304
Net cash flows used in investing activities	(146,465,777)	(63,488,592)	(296,741,347)
Cash flows from (used in) financing activities
Total Amounts from long-term loans		136,870,540
Proceeds from long-term loans		136,870,500
Proceeds from short-them loans		40
Loans from related companies	150,000,000	150,517,279	672,906,691
Payments of loans	(5,534,483)
Payments on borrowings and financial lease liabilities	(2,592,237)	(139,596,278)	(142,318,377)
Payment of loans to related companies	(150,000,000)	(167,561,709)	(633,103,315)
Dividends paid	(260,803,055)	(322,805,225)	(134,692,408)
Interest paid	(43,816,959)	(48,344,510)	(59,614,618)
Change in parent company investment			28,596,303
Other outflows of cash, net	(4,848,787)	(54,947,069)	(5,216,726)
Net cash flows used in financing activities	(317,595,521)	(445,866,972)	(273,442,450)
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	171,552,422	105,329,292	6,347,730
Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	1,904,412	(3,591,945)	4,898,486
Net increase (decrease) in cash and cash equivalents	173,456,834	101,737,347	11,246,216
Cash and cash equivalents at beginning of year	245,999,192	144,261,845	133,015,629
Cash and cash equivalents at end of year	$ 419,456,026	$ 245,999,192	$ 144,261,845